Basis of preparation	12 Months Ended
Dec. 31, 2025
Disclosure of basis of preparation [Abstract]
Basis of preparation
Note 1 – Basis of preparation

The Company was incorporated in Israel in January 1994 under the name G. Willi-Food Ltd. and commenced operations in February 1994. It changed its name to G. Willi-Food International Ltd. on June 1996. The Company's corporate headquarters and principal executive offices are located at 4 Nahal Harif Street, Northern Industrial Zone, Yavne 81106, Israel.

The Company completed its IPO in the United States in May 1997, at which time its ordinary shares began trading on the Nasdaq Capital Market, where they currently trade under the symbol “WILC”. On June 15, 2020, our ordinary shares began trading on the Tel Aviv Stock Exchange under the symbol “WILF”.

The Company is an Israeli-based company specializing in high-quality, great-tasting kosher food products. The Company is engaged, directly and through subsidiaries, in the design, import, marketing and distribution of a wide variety of over 650 food products worldwide. In the three years that ended on December 31, 2025, substantially all our revenue was generated in Israel, with less than 1% of our revenue resulting from exports outside Israel.

The Company purchases food products from over 125 suppliers located in Israel and throughout the world, including from the Far East (China, India, the Philippines Thailand and Vietnam), Eastern Europe (Poland, Lithuania, Bosnia and Latvia), South America (Ecuador and Peru), Western and Central Europe (the Netherlands, Belgium, Germany, Austria, Sweden, Switzerland, Denmark, and France) and Southern Europe (Spain, Italy, Turkey and Greece) and more.

The Company's products are marketed and sold to approximately 1,500 customers and 3,000 selling points in Israel, including to supermarket chains, wholesalers and institutional consumers. The Company markets most of its products under the brand name “Willi-Food,” and most of its chilled and frozen products under the brand name “Euro European Dairies”. Certain products are marketed under brand names of other manufacturers or under other brand names.

Following changes in management in recent years, the Company continues to re-evaluate its strategic position and consider other business opportunities. As part of this re-evaluation, the Company is considering forming strategic alliances with or entering into different lines of business, expanding its product lines, and increasing product sales with existing customers while adding new customers. In addition, the Company is examining M&A opportunities to further increase its market presence.

As of March, 24, 2026, the Company’s principal shareholder, Willi-Food Investments Ltd, held approximately 58.8% of our ordinary shares.

The principal accounting policies adopted in the preparation of the consolidated financial statements are set out in note 27. The policies have been consistently applied to all the years presented, unless otherwise stated.

The consolidated financial statements are presented in New Israeli Shekels (NIS), which is also the Company functional currency.

The translation from New Israeli Shekels (NIS) into U.S. dollars was made at the exchange rate as of December 31, 2025, on which USD 1.00 equaled NIS 3.190 The use of USD is solely for the convenience of the reader.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRSs).

The preparation of financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company's accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effect are disclosed in note 2.

Basis of measurement:

The consolidated financial statements have been prepared on a historical cost basis, except for the following items (refer to individual accounting policies for details):

- Financial instruments – fair value through profit or loss
- Net defined benefit liability

Changes in accounting policies

A. New standards, interpretations and amendments adopted from 1 January, 2025:

The following amendments are effective for the period beginning 1 January 2025:

- Lack of exchangeability (Amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates).

On 15 August 2023, the IASB issued Lack of Exchangeability which amended IAS 21 The Effects of Changes in Foreign Exchange Rates (the Amendments). The Amendments introduce requirements to assess when a currency is exchangeable into another currency and when it is not. The Amendments require an entity to estimate the spot exchange rate when it concludes that a currency is not exchangeable into another currency.

These amendments had no effect on the consolidated financial statements of the Company.

The following illustrative examples have been issued during 2025 with no effective date:

- Illustrative examples on reporting uncertainties in financial statements.

On 28 November 2025, the IASB issued Disclosures about Uncertainties in the Financial Statements – Illustrative examples, which amended multiple IFRS Accounting Standards to include illustrative examples demonstrating how companies can apply IFRS Accounting Standards when reporting the effects of uncertainties in their financial statements. The illustrative examples are accompanying materials to IFRS Accounting Standards and do not have an effective date. The IASB had issued a near-final staff draft of the illustrative examples in July 2025. The Company has considered these illustrative examples in its preparation of the consolidated financial statements and no additional disclosures or changes in presentation were considered necessary.

B. New standards, interpretations and amendments not yet effective
There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Company has decided not to adopt early.

The following standards and amendments are effective for the annual reporting period beginning 1 January 2027:

- IFRS 18 Presentation and Disclosure in Financial Statements
- IFRS 19 Subsidiaries without Public Accountability: Disclosures.

The Company is currently assessing the effect of these new accounting standards and amendments.

IFRS 18 Presentation and Disclosure in Financial Statements, which was issued by the IASB in April 2024 supersedes IAS 1 and will result in major consequential amendments to IFRS Accounting Standards including IAS 8 Basis of Preparation of Financial Statements (renamed from Accounting Policies, Changes in Accounting Estimates and Errors). Even though IFRS 18 will not have any effect on the recognition and measurement of items in the consolidated financial statements, it is expected to have a significant effect on the presentation and disclosure of certain items. These changes include categorization and sub-totals in the statement of profit or loss, aggregation/disaggregation and labelling of information, and disclosure of management-defined performance measures.

The Company does not expect to be eligible to apply IFRS 19.